Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Hedge Accounting [Table]
Disclosure Of Detailed Information About Hedging Instruments Explanatory
All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.21
Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,939 23 105 497 (497) 0
As of or for the year ended
31.12.20
Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 80,759 12 1,231 (1,247) (16)
Cash flow hedges 72,732 18 2,213 (2,012) 201
Foreign exchange risk
Fair value hedges
2
21,555 449 7 (1,735) 1,715 (20)
Hedges of net investments in foreign operations 13,775 3 194 (937) 936 (2)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The foreign

currency basis spread

of cross-currency

swaps designated as

hedging derivatives is

excluded from the

hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Disclosure of fair value hedge accounting [text block]
Fair value hedges: designated hedged items

USD million 31.12.21 31.12.20
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued 74,700 27,875 70,429 21,555 of which: accumulated amount of fair value hedge adjustment
478 2,401
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 2,677 3,242

of which: accumulated amount of fair value hedge adjustment
(7) (38)
Loans and advances to customers
1
Carrying amount of designated loans 13,835 10,374
of which: accumulated amount of fair value hedge adjustment
2
(109) 100
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the
portfolio that ceased to be part of hedge accounting
2
3 111
1 Prior to 31 December 2021, these amounts were designated in fair value hedges of portfolio interest rate risk under IAS 39.

2 As of 31 December 2021, the amount was presented within Loans and advances to customers, whereas prior to 1 January 2021 amounts were presented within either Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost.

Disclosure of fair value hedge accounting related to debt issued and debt securities [text block]
Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument

31.12.21
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps

1 1 6 13 6 28
31.12.20
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps
1
0 4 9 46 12 70
Cross-currency swaps

0 0 4 16 2 22
1 In accordance with IFRS 7 requirements, the fair value hedges of portfolio interest rate risk related to loans and advances to customers designated under IAS 39 are not included.

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on a pre-tax basis

USD million 31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
26 2,560
Amounts related to hedge relationships for which hedge

accounting is no longer applied
743 296
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis 769 2,856

Disclosure of foreign currecny translation hedge accounting [text block]
Foreign currency translation reserve on a pre-tax basis
USD million 31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(45) (559)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
262 268
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 217 (291)

Disclosure Hedge Accounting Referencing LIBOR Explanatory
Hedging instruments referencing LIBOR
31.12.21 31.12.20
Carrying amount Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 23,367 0 0 37,146 1 (12)
Cash flow hedges 10,803 0 0 11,179 0 0

UBS AG
Disclosure Of Fair Value Hedge Accounting [Table]
Disclosure Of Detailed Information About Hedging Instruments Explanatory
All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.21
USD million
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,761 23 103 492 (491) 0
As of or for the year ended
31.12.20
USD million
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 80,759 12 1,231 (1,247) (16)
Cash flow hedges 72,732 18 2,213 (2,012) 201
Foreign exchange risk
Fair value hedges
2
21,555 449 7 (1,735) 1,715 (20)
Hedges of net investments in foreign operations 13,634 3 193 (939) 938 (2)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The

foreign currency basis

spread of cross

-currency swaps designated

as hedging derivatives

is excluded from

the hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Disclosure of fair value hedge accounting [text block]
Fair value hedges: designated hedged items

USD million 31.12.21 31.12.20
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued 21,653 11,392 24,247
10,889

of which: accumulated amount of fair value hedge adjustment
261 761
Funding from UBS Group AG
Carrying amount of designated debt instruments 53,047 16,483 46,182
10,666

of which: accumulated amount of fair value hedge adjustment
218 1,640
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 2,677 3,242

of which: accumulated amount of fair value hedge adjustment
(7) (38)
Loans and advances to customers
1
Carrying amount of designated loans 13,835 10,374
of which: accumulated amount of fair value hedge adjustment
2
(109) 100
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the
portion of the portfolio that ceased to be part of hedge

accounting
2
3 111
1 Prior to 31 December 2021, these amounts were designated in fair value hedges of portfolio interest rate risk under IAS 39.

2 As of 31 December 2021, the amount was presented within Loans and advances to
customers, whereas prior to 1 January 2021 amounts were presented within either Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost.

Disclosure of fair value hedge accounting related to debt issued and debt securities [text block]
Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.21
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps 1 1 6 13 6 28
31.12.20
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps
1
0 4 9 46 12 70
Cross-currency swaps 0 0 4 16 2 22
1 In accordance with IFRS 7 requirements, the fair value hedges of portfolio interest rate risk related to loans and advances to customers designated under IAS 39 are not included.

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on a pre-tax basis

USD million
31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
26 2,560
Amounts related to hedge relationships for which hedge

accounting is no longer applied
743 296
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis 769 2,856

Disclosure of foreign currecny translation hedge accounting [text block]
Foreign currency translation reserve on a pre-tax basis
USD million
31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied

(61)
(569)
Amounts related to hedge relationships for which hedge

accounting is no longer applied

262
268
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 201 (302)

Disclosure Hedge Accounting Referencing LIBOR Explanatory
Hedging instruments referencing LIBOR
31.12.21 31.12.20
Carrying amount Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 23,367 0 0 37,146 1 (12)
Cash flow hedges 10,803 0 0 11,179 0 0